Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2020	¥ 10,934,878	¥ 2,339,965	¥ 728,551	¥ 5,609,854	¥ (13,984)	¥ (2,553)	¥ 1,500,013		¥ 28,260	¥ 10,190,106	¥ 60,296	¥ 684,476
Comprehensive income:
Net profit	325,377			316,382						316,382	2,566	6,429
Other comprehensive income	369,981					116,571	312,616	¥ (542)	(58,868)	369,777	204
Total comprehensive income	695,358			316,382		116,571	312,616	(542)	(58,868)	686,159	2,770	6,429
Issuance of shares under share-based payment transactions	2,618	1,309	1,309							2,618
Issuance of other equity instruments	99,943											99,943
Acquisition and disposal of subsidiaries and businesses-net	590										590
Transaction with non-controlling interest shareholders	(124)		(213)							(213)	89
Dividends to shareholders	(137,338)			(136,953)						(136,953)	(385)
Coupons on other equity instruments	(6,429)											(6,429)
Purchases of treasury stock	(21)				(21)					(21)
Sales of treasury stock	312				312					312
Loss on sales of treasury stock	(50)			(50)						(50)
Share-based payment transactions	(1,475)		(1,475)							(1,475)
Transfer from other reserves to retained earnings				26,062		(5,316)	(20,746)
Others	319		(1)							(1)	117	203
At end of period at Sep. 30, 2020	11,588,581	2,341,274	728,171	5,815,295	(13,693)	108,702	1,791,883	(542)	(30,608)	10,740,482	63,477	784,622
At beginning of period at Mar. 31, 2021	12,276,150	2,341,274	722,595	6,078,208	(13,699)	214,411	2,106,255	(3,455)	113,646	11,559,235	68,379	648,536
Comprehensive income:
Net profit	368,594			361,393						361,393	1,836	5,365
Other comprehensive income	329,418					52,823	187,649	936	88,078	329,486	(68)
Total comprehensive income	698,012			361,393		52,823	187,649	936	88,078	690,879	1,768	5,365
Issuance of shares under share-based payment transactions	1,208	604	604							1,208
Acquisition and disposal of subsidiaries and businesses-net	66										66
Transaction with non-controlling interest shareholders	45		(195)							(195)	240
Share of changes in capital surplus of associates and joint ventures	5,097		5,097							5,097
Dividends to shareholders	(130,917)			(130,190)						(130,190)	(727)
Coupons on other equity instruments	(5,365)											(5,365)
Purchases of other equity instruments and sales of other equity instruments-net	3,338											3,338
Purchases of treasury stock	(37)				(37)					(37)
Sales of treasury stock	327				327					327
Loss on sales of treasury stock	(31)			(31)						(31)
Share-based payment transactions	(187)		(187)							(187)
Transfer from other reserves to retained earnings				36,453		(20,548)	(15,905)
Others	248										248
At end of period at Sep. 30, 2021	¥ 12,847,954	¥ 2,341,878	¥ 727,914	¥ 6,345,833	¥ (13,409)	¥ 246,686	¥ 2,277,999	¥ (2,519)	¥ 201,724	¥ 12,126,106	¥ 69,974	¥ 651,874